Other Investments	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Investments [Abstract]
Other Investments
9)	OTHER INVESTMENTS

	As at March 31
Particulars	2017	2018
Investment in equity and other securities	5,791	6,170
Total	5,791	6,170

These investments have been classified as “Available-for-sale Financial Assets” and “Held to Maturity” as per IAS 39 “Financial Instruments: Recognition and Measurement”.

The Group’s exposure to risks and fair value measurement is disclosed in note 5 and 35.